NON-RECOURSE BORROWINGS - Schedule of Subsidiary Borrowings By Currency (Details) R$ in Millions, $ in Millions, $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Subsidiary Borrowings	$ 16,897			$ 16,002
Property-specific borrowings	228,414			204,558
U.S. dollars
Disclosure of detailed information about borrowings [line items]
Subsidiary Borrowings	8,595			8,239
Property-specific borrowings	135,045			119,612
Canadian dollars
Disclosure of detailed information about borrowings [line items]
Subsidiary Borrowings	8,069	$ 11,074		7,627	$ 10,970
Property-specific borrowings	17,123	$ 23,501		15,830	$ 22,767
Brazil, Brazil Real
Disclosure of detailed information about borrowings [line items]
Subsidiary Borrowings	233		R$ 1,281	136		R$ 839
Property-specific borrowings	$ 11,172		R$ 61,485	$ 10,634		R$ 65,848